Share Capital - Schedule of Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	8,185,949	8,821,980
Granted, Number of Options	2,872,800	1,660,614
Exercised, Number of Options	(205,254)	(1,173,249)
Forfeited, Number of Options	(512,527)	(1,123,396)
Ending balance, Number of Options	10,340,968	8,185,949
Price Range, price per share	$ 7.09
Beginning balance, Weighted Average, Price per Share	$ 4.83	$ 4.60
Granted, Weighted Average, Price per Share	$ 4.09	$ 5.02
Exercised, Weighted Average, Price per Share	$ 2.39	$ 2.63
Forfeited, Weighted Average, Price per Share	$ 5.87	$ 5.59
Ending balance, Weighted Average, Price per Share	$ 4.62	$ 4.83
Number of Exercisable Options	5,314,786	3,637,490	2,657,192
Weighted Average, Exercisable Options	$ 4.61	$ 4.21	$ 3.12
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Price Range per share	$ 4.37	$ 5.05
Exercised, Price Range per share	$ 4.50	$ 5.01
Forfeited, Price Range per share	$ 7.09	$ 7.09
Price Range, price per share	$ 7.09	$ 7.09	$ 7.09
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Price Range, price per share	$ 1.42	$ 0.72
Granted, Price Range per share	$ 3.37	$ 4.94
Exercised, Price Range per share	$ 1.88	$ 1.88
Forfeited, Price Range per share	$ 3.33	$ 1.42
Price Range, price per share	$ 1.88	$ 1.42